UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of sponsor: Not applicable

California Housing Finance Agency (as issuer of the CalHFA Municipal Certificates, Series 2019-1)

(Exact name of issuing entity as specified in its charter)

Central lndex Key Number of depositor (if applicable): 0001783675

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): 0000315030

Mark Sherman, Managing Director – (212) 723-4205
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.02 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

See Report of Independent Accountants on Applying Agreed-Upon Procedures dated July 26, 2019 of PricewaterhouseCoopers LLP attached as Exhibit 99.1 to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 26, 2019	CITIGROUP GLOBAL MARKETS INC.

	By:	/s/ Mark Sherman
	Name:	Mark Sherman
	Title:	Managing Director

EXHIBIT INDEX

Exhibit No.	Description
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated July 26, 2019, of PricewaterhouseCoopers LLP.